Financial instruments and risk management - Commodity price risk - Additional information (Detail) - Commodity price risk - Copper lb in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) lb	Dec. 31, 2020 USD ($) lb
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Quantity of unsettled copper sales | lb	201	261
Provisionally priced unsettled copper sales per pound	$ 4.36	$ 3.36
Increase (decrease) in net earnings due to price change	$ 54,000,000	$ 58,000,000
Level 3
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Percentage of increase in copper price	10.00%